Goodwill and intangible assets (Details Textuals) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 12,907	$ 2,656	$ 15,535	$ 5,313